Fair Value Measurements (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Jul. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Change in fair value of obligations in connection with acquisitions		$ 727	$ (13,256)
Solid Concepts Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Remaining obligations in connection with acquisitions		8,900
Increase to fair value of deferred payments if Company's share price increased by 10%		800
Increase to fair value of deferred payments if there was a 10% change in share price volatility used in calculation of discount		$ 200
Solid Concepts Inc [Member] | Ordinary Shares [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Ordinary shares issued as consideration for business acquisition	118,789
Value of ordinary shares issued as consideration for business acquisition	$ 4,100
Cash given as consideration for business acquisition	$ 900